Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments and contingencies
Contingencies according to the agreement | $		$ 2,250
Restricted cash consists of bank deposits frozen by PRC local authorities	¥ 20,179,754		¥ 68,859,138
Contingent liability	¥ 0